SUBSEQUENT EVENT (Details Narrative)												3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 24, 2024 USD ($) $ / shares shares	Aug. 13, 2024 USD ($) shares	Jun. 06, 2024 USD ($) shares	May 09, 2024 USD ($) shares	Apr. 24, 2024 USD ($)	Apr. 11, 2024 USD ($)	Mar. 20, 2024 USD ($) $ / shares shares	Mar. 14, 2024 USD ($)	Mar. 14, 2024 SGD ($)	Jan. 09, 2024 USD ($) $ / shares shares	Sep. 09, 2022 shares	Mar. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2022 USD ($) $ / shares shares	Apr. 25, 2024	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SGD ($)
Issuance of Shares at Initial Public Offering, shares | shares											909,875
Conversion of stock shares converted | shares											2,156,250
common stock per share | $ / shares													$ 0.0001							$ 0.001	$ 0.001
Payment for settlement															$ 33,475	$ 211,153
Retained settlement already paid														$ 13,000
Value of subscription shares issued																$ 86,250,000
Line of credit from alset. inc					$ 1,000,000
Ketomei Pte. Ltd [Member]
Amount lent																						$ 258,186	$ 350,000	$ 75,525	$ 100,000
Ownership percentage																		38.41%	38.41%			28.00%	28.00%
Common Class A [Member]
common stock per share | $ / shares													$ 0.0001		$ 0.0001	$ 0.0001				0.0001
Stock redeemed or called during period, shares | shares										1,942,108
Common Class B [Member]
common stock per share | $ / shares													$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Merger Agreement [Member] | Common Class A [Member]
Conversion of stock shares converted | shares											12,500,000
Credit Facility Agreement [Member]
Line of credit from alset. inc					1,000,000
Common Stock [Member]
Stock issued during period, shares, acquisitions | shares												13,433,858
Common Stock [Member] | Common Class A [Member]
Issuance of Shares at Initial Public Offering, shares | shares																8,625,000
Stock redeemed or called during period, shares | shares																(8,625,000)
Value of subscription shares issued																$ 863
Common Stock [Member] | Common Class B [Member]
Value of subscription shares issued
Sharing Services Global Corp [Member]
Commitment fee percentage			8.00%	8.00%
Debt conversion, shares | shares			125,000,000	125,000,000			208,333,333
Aggregate purchase price							$ 250,000
Convertible Debt			$ 250,000	$ 250,000			250,000
Principal amount			20,000	$ 20,000
Subsequent Event [Member]
Convertible Promissory Note, shares | shares										909,875
Stock redeemed or called during period, shares | shares										1,942,108
Redemption price | $ / shares										$ 10.66
Subsequent Event [Member] | Ketomei Pte. Ltd [Member]
Amount lent																		$ 312,064	$ 420,000
Ownership percentage																		38.41%	38.41%
Debt interest rate																		55.65%	55.65%
Subsequent Event [Member] | Health Wealth Happiness Pte Ltd [Member]
Ownership percentage																	19.00%
Subsequent Event [Member] | Mr. Chan [Member]
Ownership percentage																	11.00%
Subsequent Event [Member] | Mr. Chen [Member]
Ownership percentage																	70.00%
Subsequent Event [Member] | Common Class A [Member]
common stock per share | $ / shares										0.0001
Subsequent Event [Member] | Common Class B [Member]
common stock per share | $ / shares										$ 0.0001
Subsequent Event [Member] | Satisfaction Agreement [Member]
Cash payment										$ 325,000
Stock issued during period, shares, acquisitions | shares										149,443
Promissory note										$ 1,184,375
Subsequent Event [Member] | Settlement Agreement [Member] | Meteora [Member]
Payment for settlement						$ 200,000
Retained settlement already paid						$ 100,000
Subsequent Event [Member] | Subscription Agreement [Member]
Value of subscription shares issued								$ 19,000	$ 19,000
Subsequent Event [Member] | Credit Facility Agreement [Member]
Line of credit from alset. inc					$ 1,000,000
Line of credit interest percentage					3.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Conversion of stock shares converted | shares				125,000,000
Convertible Debt				$ 250,000
Debt Conversion, Original Debt, Interest Rate of Debt				8.00%
Debt Instrument, Maturity Date, Description				three years
Subsequent Event [Member] | Debt Conversion Agreements [Member]
Debt conversion price per share | $ / shares	$ 0.63
Issuance of Shares at Initial Public Offering, shares | shares	6,034,537
Issued and outstanding shares percentage	37.20%
Subsequent Event [Member] | Alset Inc [Member] | Debt Conversion Agreements [Member]
Debt conversion, value	$ 300,000
Debt conversion, shares | shares	476,190
Subsequent Event [Member] | Alset Inc [Member] | Debt Conversion Agreements [Member] | Common Stock [Member]
Debt conversion, value	$ 3,501,759
Debt conversion, shares | shares	5,558,347
Convertible Promissory Note [Member] | Sharing Services Global Corporation [Member]
Stock purchase price							$ 250,000
Convertible Promissory Note, shares | shares							208,333,333
common stock per share | $ / shares							$ 0.0012
Warrant exercisable | shares							208,333,333
Convertible Promissory Note [Member] | Subsequent Event [Member] | Sharing Services Global Corporation [Member]
Stock purchase price		$ 100,000	$ 250,000
Convertible Promissory Note, shares | shares		50,000,000	125,000,000
Bearing percentage		8.00%	8.00%
Commitment fee percentage		8.00%	8.00%
Principal amount			$ 20,000